Summary of significant accounting policies - Summary of Revenue Segregated by Geographic Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of significant accounting policies
Total net revenues	$ 269,324	$ 211,477	$ 651,526
United States of America
Summary of significant accounting policies
Total net revenues	70,986	28,101	93,921
Mainland China
Summary of significant accounting policies
Total net revenues	68,165	115,526	18,267
The United Arab Emirates
Summary of significant accounting policies
Total net revenues	41,450	343
Ethiopia
Summary of significant accounting policies
Total net revenues	32,578	1,337
Hong Kong Special Administrative Region
Summary of significant accounting policies
Total net revenues	13,281	17,360
Malaysia
Summary of significant accounting policies
Total net revenues	10,099	15,326	119,337
Kazakhstan
Summary of significant accounting policies
Total net revenues	7,747	24,571	57,546
Canada
Summary of significant accounting policies
Total net revenues	6,548	259	18,271
Netherland
Summary of significant accounting policies
Total net revenues	6,083	2
Singapore
Summary of significant accounting policies
Total net revenues	5,249	43	41
Georgia
Summary of significant accounting policies
Total net revenues	2,094		28
Paraguay
Summary of significant accounting policies
Total net revenues	1,437	610	3
Thailand
Summary of significant accounting policies
Total net revenues	555	3,701	2,774
Indonesia
Summary of significant accounting policies
Total net revenues	147	300	215,198
Australia
Summary of significant accounting policies
Total net revenues	22	9	60,379
Cyprus
Summary of significant accounting policies
Total net revenues	1	7	36,230
Other countries or regions
Summary of significant accounting policies
Total net revenues	$ 2,882	$ 3,982	$ 27,938